Equity - Issued Capital (Tables)	6 Months Ended
Jun. 30, 2026
Equity - Issued Capital [Abstract]
Schedule of Equity Issued Capital
Consolidated
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	Shares	Shares	$	$
	Unaudited		Unaudited

Ordinary shares - fully paid	12,867,653	12,213,935	64,450,857	60,145,100

Schedule of Movements in Spare Share Capital

Movements in spare share capital

Details	Date	Shares	Issue price	$
Balance	December 31, 2025	12,213,935		60,145,100
Exercise of common warrants		260,399	$9.37	2,438,965
Exercise of options		116,653	$1.42	165,664
Vesting of restricted shares units		276,666		-
Reclass of vested restricted share units share-based payments		-		1,520,254
Reclass of exercised options share-based payments		-		174,794
Expiry of options		-		6,080

Balance	June 30, 2026	12,867,653		64,450,857